Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 27, 2022
Entity Registrant Name	dei_EntityRegistrantName	FORUM FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000315774
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 27, 2022
Document Effective Date	dei_DocumentEffectiveDate	Jun. 30, 2022
Prospectus Date	rr_ProspectusDate	Jun. 30, 2022
ABSOLUTE FLEXIBLE FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ABSOLUTE FLEXIBLE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Absolute Flexible Fund (the “Fund”) seeks to achieve positive absolute returns over the long-term with low volatility when compared to traditional market indices.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 1, 2023
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover rate is not provided because, as of the date of this Prospectus, the Fund had not yet completed its first fiscal year.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts expected to be incurred for the current fiscal year.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that it reflects the Expense Cap through the time periods described above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in a diversified portfolio of convertible securities issued by both U.S. and foreign companies. These convertible securities are typically debt securities or preferred stocks that can be exchanged for, or convert automatically to, common stock. The Fund employs a convertible arbitrage strategy that generally involves purchasing such a portfolio of convertible securities and hedging the equity and default risk inherent in such securities by selling short the common stock into which the securities may be converted. The stock short is referred to as an “equity hedge”. The Fund’s convertible arbitrage strategy differs from most convertible arbitrage strategies in that the Fund may own convertible securities outright (unhedged) or with a partial equity hedge (arbitraged), by selling the same company’s underlying common stock short. The degree of hedging with respect to a particular investment, if any, will depend on the equity sensitivity desired by the Fund’s Adviser at that particular time based on market conditions. The Fund’s strategy is intended to offer investors the downside protection of convertibles, as well as the potential for yield and capital appreciation if the underlying common stock moves higher, with less risk than traditional stocks and bonds.

The Adviser analyzes the appreciation potential of the common stock underlying the convertible securities in the Fund’s portfolio, as well as the default risk of those convertible securities. In this regard, the Adviser generally considers an issuer’s financial soundness, ability to make interest and dividend payments, earnings and cash flow forecast, and quality of management. The Adviser also takes into account the price at which the convertible security is trading, as well as the risk/reward profile of the security in light of such valuation considerations.

Although the Fund may invest in securities of issuers of any market capitalization, the Fund expects to invest primarily in small- and mid-capitalization companies. For these purposes, the Fund considers small capitalization companies to be those with a market capitalization of less than $2 billion at the time of investment and mid-capitalization companies to be those with a market capitalization between $2 billion and $10 billion at the time of investment. The Fund may also invest in below investment grade securities with individual ratings ranging from BB+ to CCC. The weighted average grade of bonds in the Fund’s portfolio is typically below investment grade. Such “junk bonds” typically are rated Ba1 or below by Moody’s, BB+ or below by S&P or BBB- or below by Fitch. The Fund may purchase unrated securities if, at the time of purchase, the Adviser believes that they are of comparable quality to rated securities that the Fund may purchase.

The Fund may invest, long or short, in equity securities of issuers of any market capitalization in the U.S. or abroad. The equity securities in which the Fund typically takes a long position include, private placement/restricted and Rule 144A securities, initial public offerings (“IPOs”), certain exposures to non-U.S. issuers obtained through investments in American Depositary Receipts (“ADRs”), and contingent convertible securities (“CoCos”), which are fixed-income instruments that are convertible into equity if a pre-specified trigger event occurs. As part of its convertible arbitrage strategy, the Fund typically invests in short equity positions against a long convertible position of the same issuer. The Fund may also invest in pooled investment vehicles, including other registered investment companies and ETFs, and may utilize treasury futures to manage interest rate risk.

The Fund may engage in active and frequent trading of portfolio securities.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that you closely review and understand the risks of investing in the Fund prior to making an investment in the Fund.

Convertible Arbitrage Risk. Convertible arbitrage involves purchasing a portfolio of convertible securities, generally convertible bonds, and hedging a portion of the equity risk by selling short the underlying common stock. Employing arbitrage and alternative strategies involves the risk that anticipated opportunities may not play out as planned, resulting in potentially reduced returns or losses to the Fund as it unwinds failed trades. Convertible arbitrage is further subject to special risks, including the risk of default in interest or principal payments, which could result in a loss of income to the Fund, or a decline in the market value of the securities. Arbitrage strategies involve the risk that underlying relationships between securities in which investment positions are taken may change in an adverse or unanticipated manner.

Convertible Securities Risk. Convertible securities entail some of the risks of both equity and debt securities, such as credit risk, market events risk, and counterparty risk. While fixed-income securities generally have a priority claim on a corporation’s assets over that of common stock, some of the convertible securities which the Fund may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments which could result in a loss of income from or a decline in the market value of, the securities. In addition, convertible securities often display a degree of market price volatility that is comparable to common stocks. The credit risk associated with convertible securities generally is reflected by their ratings by organizations such as Moody’s or S&P or a similar determination of creditworthiness by a Subadviser. The market value of convertible securities may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Contingent Convertible Securities Risk. In addition to the general risks associated with fixed-income securities and convertible securities, the risks of investing in contingent convertible securities (“CoCos”) include the risk that a CoCo may be written down, written off or converted into an equity security when the issuer’s capital ratio falls below a specified trigger level, or in a regulator’s discretion depending on the regulator’s judgment about the issuer’s solvency prospects. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. If the trigger level is breached, the issuer’s decision to write down, write off or convert a CoCo may be outside its control, and the fund may suffer a complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.

Short Selling Risk. If the Fund buys back a security it has sold short at a higher price, the Fund will incur a loss on the transaction. Because the loss on a short sale stems from increases in the value of the security sold short, the extent of such loss is theoretically unlimited. Short sales may decrease the liquidity of the Fund and may create leverage, which may cause relatively smaller adverse market movement to have a disproportionate impact on the Fund’s performance.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

Extension Risk. If interest rates rise, repayments of principal on certain fixed-income securities may occur at a slower-than-expected rate and, as a result, the expected maturity of such securities could lengthen which could cause their value to decline.

Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed-income securities in which the Fund may invest. Given that interest rates have been near historic lows, risks associated with rising rates may be heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Prepayment Risk. Prepayment of fixed-income securities, which is more common when interest rates are declining, may shorten such securities’ maturity, reduce the Fund’s return and cause the Fund to reinvest in lower yielding securities.

Equity Risk. Equity securities, including common stocks, convertible securities, preferred stocks, warrants and sponsored and unsponsored ADRs may decline in value because of changes in the price of a particular holding or a broad stock market decline. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a security may decline for a number of reasons that directly relate to the issuer of a security or broader economic or market events including changes in interest rates.

Liquidity Risk. The Fund may not be able to dispose of restricted, thinly traded and/or illiquid instruments at an appropriate time or at a reasonable price, which may result in a loss to the Fund. Liquidity can decline unpredictably and investments that are illiquid are typically more difficult to value than investments with more active markets.

High Portfolio Turnover Risk. The Fund’s strategy may result in high portfolio turnover rates, which may increase the Fund’s brokerage commission costs and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Market Events Risk. Disruptive events with geopolitical consequences, including pandemics (such as COVID-19), may destabilize various countries’ economies and markets, which may experience increased volatility and reduced liquidity. Policy changes by the Federal Reserve and/or other government actors could similarly cause increased volatility in financial markets. Globally, various governments have taken steps to support liquidity in their local markets, including by purchasing certain securities in the markets. Such activity by governments has contributed to additional demand, which may have resulted in artificial increased prices for such securities. Trade barriers and other protectionist trade policies (including those in the U.S.) may also result in market turbulence. Market volatility and reductions in market liquidity may negatively affect issuers worldwide, including issuers in which the Fund invests. Under such circumstances, the Fund may have difficulty liquidating portfolio holdings, particularly at favorable prices. To the extent that the Fund experiences higher levels of redemptions, the Fund may be required to sell portfolio holdings, even during volatile market conditions, which may negatively impact the Fund’s net asset value.

Management Risk. The Fund’s performance may deviate from overall market returns to a greater degree than other funds that do not employ an absolute return strategy. Alternatively, if the Fund takes a defensive posture by hedging its portfolio, then stock prices advance, the return to Fund investors may be lower than expected and lower than if the portfolio had not been hedged. Due to its active management, the Fund could underperform other funds with similar investment objectives.

Small and Mid-Sized Capitalization Company Risk. Investments in small and mid-sized capitalization companies may be less liquid, and the prices of such securities may fluctuate more than those of larger, more established companies. These factors could adversely affect the Fund’s ability to sell such securities at a desirable time and price.

Derivatives Risk. Derivatives, such as options, futures, forwards and swaps, can be volatile, and a small investment in a derivative can have a large impact on the performance of the Fund as derivatives can result in losses in excess of the amount invested. Other risks of investments in derivatives include risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transaction may not be liquid. The Fund’s use of derivatives may also expose the Fund to greater or different risks, including the following:

Correlation Risk is the risk of imperfect correlation between the value of these instruments and the underlying assets.

Credit Derivative Risk is the risk that a credit derivative position, such as a credit default swap, may correlate imperfectly with the price of the asset or liability being hedged. The Fund’s risk of loss in a credit derivative transaction varies with the form of the transaction and may be significant.

Hedging Risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they also may offset gains. Hedges may not be perfect and typically involve expenses.

Segregation Risk is the risk associated with any requirements, which may be imposed on the Fund, to segregate assets or enter into offsetting positions in connection with investments in derivatives. Such segregation will not limit the Fund’s exposure to loss, and the Fund may incur investment risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement, the Fund would sell the segregated assets.

Volatility Risk is the risk that, because the Fund may use some derivatives that involve economic leverage, this economic leverage will increase the volatility of a derivative instrument, as they may increase or decrease in value more quickly than the reference asset.

Futures Contracts Risk. Futures contracts may be used for leveraging or hedging purposes. A futures contract is a bilateral agreement where one party agrees to accept, and the other party agrees to make, delivery of cash, securities or commodities, as called for in the contract, at a specified date and at an agreed upon price. A treasury futures contract is a bilateral agreement where one party agrees to accept and the other party agrees to make delivery of a U.S. Treasury security, as called for in the agreement at a specified date and at an agreed upon price. Treasury futures contracts are used by the Fund to manage interest rate risk. Generally, futures contracts are closed out or rolled over prior to their expiration date.

Leverage Risk. Certain transactions, such as those involving borrowing money, selling securities short, lending portfolio securities, entering into reverse repurchase agreements and investing in certain derivatives, including treasury futures contracts, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Money Market Risk. Although a money market fund is designed to be a relatively low risk investment, it is not free of risk. Despite the short maturities and high credit quality of a money market fund’s investments, increases in interest rates and deteriorations in the credit quality of the instruments the money market fund has purchased may reduce the money market fund’s yield and can cause the price of a money market security to decrease. In addition, a money market fund is subject to the risk that the value of an investment may be eroded over time by inflation.

Registered Investment Company and Exchange-Traded Funds Risk. The risks of investing in these securities typically reflect the risks of the types of instruments in which the investment companies or ETF invest. By investing in another investment company or ETF, the Fund becomes a shareholder of that investment company or ETF and bears its proportionate share of the fees and expenses of the other investment company or ETF. ETF shares trade in the secondary market and may be purchased by the Fund at a premium or discount to their NAV. When selling such securities, the Fund may not sell at the same premium or discount and may lose money on the premium or discount.

Currency Risk. The Fund may invest in securities that trade in and/or receive revenues in foreign currencies or in derivatives that provide exposure to foreign currencies. These investments are subject to the risk that the foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. The value of foreign currencies can change rapidly and unexpectedly.

Foreign Investments Risk. The value of foreign investments may be affected by risks in addition to those affecting domestic investments, including the imposition of new, amended, or limited government regulations, changes in diplomatic relations between the U.S. and another country, political and economic instability, less favorable economic conditions, the imposition or tightening of exchange controls, trade barriers and other protectionist trade policies (including those in the U.S.), or other limitations on repatriation of foreign capital or nationalization and/or increased taxation or confiscation of investors’ assets. Investments in securities of foreign issuers are subject to fluctuations in the value of the issuer’s local currency relative to the U.S dollar and may be subject to foreign withholding and other taxes.

ADR Risk. The Fund may invest in ADRs. ADR risks include, but are not limited to, foreign investment risks, such as political and financial instability, less liquidity, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when U.S. markets are not open for trading. Unsponsored ADRs may involve additional risks, and their prices may be more volatile than the prices of sponsored ADRs.

Sector Risk. The Fund may invest a higher percentage of its total assets in one or more sectors. Developments affecting those sectors should be expected to impact the Fund more than a fund that is more broadly diversified and/ or is not weighted in those sectors.

Large Shareholder Risk. To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will require the Fund to sell securities at disadvantageous prices or otherwise disrupt the Fund’s operations.

High-Yield Securities Risk. Investments in “high-yield securities” or “junk bonds” are inherently speculative and have a greater risk of default than investments in investment-grade fixed-income securities. If an issuer defaults, a below investment-grade security could lose all of its value, be renegotiated at a lower interest rate or principal amount or become illiquid. Below investment-grade securities may be less liquid and more volatile than investment-grade fixed-income securities and may be more difficult to value or sell.

Preferred Stock Risk. Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

Initial Public Offering Risk. The Fund may purchase securities in an IPO. Securities purchased in an IPO may be illiquid, and therefore more difficult to sell promptly at the most favorable price, and may be subject to substantial price volatility due to factors such as unseasoned trading, lack of investor knowledge of the company, and limited operating history.

Counterparty Risk. The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund’s investment.

New Fund Risk. The Fund is newly formed. Investors in the Fund bear the risk that the Adviser may not be successful in implementing the Fund’s investment strategy and the Fund may not achieve scale.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, and the Fund could underperform other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is newly created and does not have a full calendar year performance record. Performance information will be included after the Fund has been in operation for one calendar year. Past performance does not necessarily indicate how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
ABSOLUTE FLEXIBLE FUND | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FLXIX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.71%	[1]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.25%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.96%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.36%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.62%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 177
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 677

[1]	“Other Expenses” are based on estimated amounts expected to be incurred for the current fiscal year.
[2]	Dividend and interest expenses on short sales occur when the Fund sells an equity or debt security short to gain the inverse exposure necessary to meet its investment objective.
[3]	Absolute Investment Advisers LLC (“Absolute”) has contractually agreed to limit its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, broker charges, proxy expenses and extraordinary expenses) to 1.49% through August 1, 2023 (the “Expense Cap”). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. Absolute may recoup from the Fund fees waived (other than advisory fees waived by Absolute related to the Fund’s investments in other pooled vehicles sponsored by Absolute) and expenses reimbursed by Absolute pursuant to the Expense Cap if such recoupment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Fund (after the recoupment has been taken into account) to exceed the lesser of (i) any then-current expense cap, and (ii) the expense cap in place at the time the fees/expenses were waived or reimbursed. Absolute has contractually agreed to waive its investment advisory fees related to any Fund assets invested in pooled vehicles sponsored by it.